May 2, 2008

DREYFUS MONEY MARKET FUNDS SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

     The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

     Each Dreyfus money market fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.